Financial Assets and Financial Liabilities - Summary of Carrying Amount of Monetary Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents [Line Items]
Total	€ 7,058.1	€ 11,675.0
Currency risk | Monetary liabilities and provisions in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	1,527.8	656.7
Currency risk | Monetary assets in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	7,098.5	11,895.5
Currency risk | Cash and cash equivalents in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	€ 1,487.4	€ 436.2